OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 11 of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Golden Mid Cap Core Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund for the quarter ended April 30, 2008. These 11 series have a July 31 fiscal year end.

Date of reporting period: April 30, 2008

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND† SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 10.3%
Auto Components 1.5%
BorgWarner, Inc.	2,720	$133,688
Cooper Tire & Rubber Co.	4,282	56,265
Lear Corp.	4,800	137,136

		327,089

Diversified Consumer Services 0.4%
Stewart Enterprises, Inc., Class A	12,570	85,853

Hotels, Restaurants & Leisure 1.1%
Bob Evans Farms, Inc.	4,245	119,157
IHOP Corp.	627	29,243
O’Charley’s, Inc*	7,839	90,933

		239,333

Household Durables 2.4%
American Greetings Corp., Class A	5,853	104,769
BLYTH, Inc.	6,432	108,315
Hooker Furniture Corp.	3,660	76,750
NVR, Inc. *	181	111,043
Tupperware Brands Corp.	3,558	140,185

		541,062

Internet & Catalog Retail 0.5%
FTD Group, Inc.	8,475	116,531

Leisure Equipment & Products 1.2%
Hasbro, Inc.	7,396	263,002

Media 2.2%
DreamWorks Animation SKG, Inc., Class A *	5,957	166,558
Marvel Entertainment, Inc. *	5,593	160,463
Media General, Inc., Class A ρ	3,915	57,472
R.H. Donnelley Corp.	2,575	12,335
Scholastic Corp. *	3,288	92,557

		489,385

Specialty Retail 0.4%
RadioShack Corp.	6,324	87,904

Textiles, Apparel & Luxury Goods 0.6%
Jones Apparel Group, Inc.	8,767	138,782

CONSUMER STAPLES 6.1%
Beverages 1.2%
Molson Coors Brewing Co., Class B	4,834	265,096

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	4,489	99,341
Longs Drug Stores Corp.	2,845	113,971
Spartan Stores, Inc.	4,293	89,638

		302,950

Food Products 1.5%
Corn Products International, Inc.	3,884	180,140
Del Monte Foods Co.	4,933	156,327

		336,467

Household Products 0.5%
Church & Dwight Co.	1,991	113,129

Personal Products 0.7%
Alberto-Culver Co.	6,231	156,834

1

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.8%
Universal Corp.	2,916	$187,178

ENERGY 7.1%
Energy Equipment & Services 3.4%
Grey Wolf, Inc. *	18,461	115,750
Patterson-UTI Energy, Inc.	5,858	163,673
SEACOR Holdings, Inc.	2,010	171,071
Tidewater, Inc.	2,372	154,702
Trico Marine Services, Inc.	3,819	143,938

		749,134

Oil, Gas & Consumable Fuels 3.7%
Cimarex Energy Co.	1,773	110,458
Frontier Oil Corp.	3,955	98,282
Helix Energy Solutions, Inc. *	3,102	107,174
Mariner Energy, Inc. *	6,582	181,400
Overseas Shipholding Group, Inc.	2,214	166,626
Swift Energy Co. *	2,146	111,892
Tesoro Corp.	1,825	45,881

		821,713

FINANCIALS 23.9%
Capital Markets 1.9%
Jefferies Group, Inc.	2,876	54,069
Knight Capital Group, Inc., Class A *	8,440	157,912
MCG Capital Corp.	8,162	62,521
Waddell & Reed Financial, Inc., Class A	4,628	156,704

		431,206

Commercial Banks 5.9%
Banco Latinoamericano de Exportaciones SA	6,689	125,753
BOK Financial Corp.	1,466	83,709
Center Financial Corp.	4,094	42,619
Central Pacific Financial Corp.	3,577	65,674
Colonial BancGroup, Inc. ρ	5,118	41,660
East West Bancorp, Inc.	3,508	49,954
Hanmi Financial Corp.	7,980	55,780
Irwin Financial Corp.	8,114	47,386
Oriental Financial Group, Inc.	7,522	141,414
Pacific Capital Bancorp	4,032	82,172
Peoples Bancorp, Inc.	4,916	119,311
Popular, Inc. ρ	15,096	188,247
Simmons First National Corp., Class A	2,094	67,029
South Financial Group, Inc.	5,748	34,718
Southwest Bancorp, Inc.	5,609	98,718
Taylor Capital Group, Inc.	4,561	68,050

		1,312,194

Consumer Finance 0.5%
Cash America International, Inc.	2,837	115,721

Diversified Financial Services 0.5%
Nasdaq Stock Market, Inc. *	2,866	104,466

Insurance 10.4%
Allied World Assurance Co. Holdings, Ltd.	2,620	108,023
American Physicians Capital, Inc.	1,744	80,834
Arch Capital Group, Ltd.	2,908	205,450
Aspen Insurance Holdings, Ltd.	6,658	173,042

2

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Axis Capital Holdings, Ltd.	6,389	$216,651
Cathay Financial Holding Co., Ltd.	3,156	53,810
HCC Insurance Holdings, Inc.	5,631	138,973
IPC Holdings, Ltd.	6,602	192,184
National Financial Partners Corp.	1,708	45,979
PartnerRe, Ltd.	2,230	164,975
Reinsurance Group of America, Inc.	2,952	153,445
RenaissanceRe Holdings, Ltd.	3,955	203,445
Safety Insurance Group, Inc.	2,141	76,862
StanCorp Financial Group, Inc.	2,409	123,437
TransAtlantic Holdings, Inc.	1,418	91,957
Universal American Financial Corp.	6,656	182,508
Zenith National Insurance Corp.	2,590	96,193

		2,307,768

Real Estate Investment Trusts 4.3%
Agree Realty Corp.	4,330	115,351
Annaly Capital Management, Inc.	2,722	45,621
Arbor Realty Trust, Inc.	4,845	83,673
Capital Trust, Inc., Class A ρ	1,926	51,521
Deerfield Capital Corp.	8,116	11,362
First Industrial Realty Trust, Inc.	2,808	84,830
Gramercy Capital Corp.	2,897	55,043
Hospitality Properties Trust	4,622	148,505
HRPT Properties Trust	12,819	88,836
LaSalle Hotel Properties	3,528	113,143
LTC Properties, Inc.	2,076	56,529
Potlatch Corp.	2,362	105,841

		960,255

Thrifts & Mortgage Finance 0.4%
Corus Bankshares, Inc. ρ	5,069	37,156
FirstFed Financial Corp. *	1,604	24,509
PMI Group, Inc.	4,778	26,900

		88,565

HEALTH CARE 6.2%
Biotechnology 0.5%
Applera Corp.-Celera Genomics Group *	8,242	110,278

Health Care Equipment & Supplies 0.6%
Merit Medical Systems, Inc. *	4,254	62,576
Varian Medical Systems, Inc. *	1,216	61,931

		124,507

Health Care Providers & Services 2.6%
AMERIGROUP Corp. *	4,741	123,219
Centene Corp. *	5,712	104,929
Health Net, Inc. *	2,318	67,894
HealthSpring, Inc. *	4,334	72,985
Molina Healthcare, Inc. *	3,878	96,291
Owens & Minor, Inc.	2,469	111,895

		577,213

Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc. *	1,547	89,803
Invitrogen Corp. *	1,965	183,865

		273,668

3

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 1.3%
King Pharmaceuticals, Inc. *	13,047	$122,511
Watson Pharmaceuticals, Inc. *	5,668	175,935

		298,446

INDUSTRIALS 12.3%
Air Freight & Logistics 0.5%
Pacer International, Inc.	5,660	105,050

Airlines 0.2%
UAL Corp.	3,090	46,041

Building Products 0.3%
Quanex Building Products Corp.	3,355	57,035

Commercial Services & Supplies 1.9%
Bowne & Co.	6,512	108,360
Deluxe Corp.	3,523	74,899
RSC Holdings, Inc.	7,164	66,195
Steelcase, Inc. *	7,355	81,493
United Stationers, Inc. *	2,218	97,792

		428,739

Construction & Engineering 1.1%
EMCOR Group, Inc.	6,445	161,512
Perini Corp. *	2,546	92,114

		253,626

Electrical Equipment 1.7%
Acuity Brands, Inc.	2,808	134,335
GrafTech International, Ltd. *	6,298	123,756
Hubbell, Inc., Class B	2,516	112,540

		370,631

Industrial Conglomerates 1.3%
Teleflex, Inc.	2,485	136,899
Tredegar Corp.	9,614	157,093

		293,992

Machinery 4.1%
AGCO Corp. *	2,915	175,279
Crane Co.	2,620	107,263
Gardner Denver, Inc. *	4,304	199,920
Mueller Industries, Inc.	5,340	172,856
SPX Corp.	2,080	255,840

		911,158

Road & Rail 0.5%
Ryder System, Inc.	1,636	112,017

Trading Companies & Distributors 0.7%
GATX Corp.	3,495	153,780

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 3.0%
ADC Telecommunications, Inc. *	6,347	88,985
Adtran, Inc.	4,986	117,969
CommScope, Inc. *	2,108	100,235
Extreme Networks, Inc. *	32,292	97,845
Plantronics, Inc.	4,639	115,558
Tekelec *	9,820	144,550

		665,142

4

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.2%
Emulex Corp. *	4,514	$59,088
Lexmark International, Inc., Class A *	3,350	105,157
QLogic Corp. *	7,079	112,981

		277,226

Electronic Equipment & Instruments 0.9%
Avnet, Inc. *	3,986	104,393
Tech Data Corp. *	3,021	101,536

		205,929

IT Services 2.7%
CACI International, Inc., Class A *	2,721	136,376
CIBER, Inc.	16,232	101,612
Hewitt Associates, Inc., Class A *	3,841	157,481
ManTech International Corp., Class A *	2,402	114,744
Maximus, Inc.	2,326	88,202

		598,415

Semiconductors & Semiconductor Equipment 2.3%
Amkor Technology, Inc. *	8,180	78,119
Entegris, Inc. *	12,195	91,950
Integrated Device Technology, Inc.	10,427	111,465
Teradyne, Inc. *	9,994	132,820
Zoran Corp. *	6,636	87,330

		501,684

Software 1.3%
Compuware Corp. *	13,320	100,433
Lawson Software, Inc.	10,343	82,640
Parametric Technology Corp. *	6,649	115,892

		298,965

MATERIALS 7.5%
Chemicals 5.5%
Celanese Corp., Ser. A	4,460	199,585
Cytec Industries, Inc.	2,387	140,857
Eastman Chemical Co.	1,372	100,842
H.B. Fuller Co.	5,986	138,157
International Flavors & Fragrances, Inc.	2,598	118,495
Lubrizol Corp.	3,298	192,339
OM Group, Inc.	2,866	156,942
PolyOne Corp. *	13,431	99,121
Spartech Corp.	7,997	71,493

		1,217,831

Containers & Packaging 0.5%
Rock-Tenn Co., Class A	3,595	121,978

Metals & Mining 0.6%
Carpenter Technology Corp.	2,617	134,200

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	8,770	75,685
Schweitzer-Mauduit International, Inc.	5,982	132,382

		208,067

5

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.4%
CenturyTel, Inc.	4,516	$146,544
IDT Corp., Class B *	11,537	44,187
Premiere Global Services, Inc. *	7,796	113,198

		303,929

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	2,941	112,640

UTILITIES 11.0%
Electric Utilities 2.7%
CMS Energy Corp.	11,780	171,752
Northeast Utilities	1,665	43,823
Pepco Holdings, Inc.	9,747	242,798
UIL Holdings Corp.	4,523	141,570

		599,943

Gas Utilities 4.5%
AGL Resources, Inc.	3,303	112,302
Energen Corp.	2,866	195,576
Northwest Natural Gas Co.	1,891	84,849
ONEOK, Inc.	4,981	239,686
Southern Union Co.	3,654	93,616
UGI Corp.	3,817	99,242
WGL Holdings, Inc.	5,093	167,050

		992,321

Multi-Utilities 3.8%
Alliant Energy Corp.	4,863	183,189
CenterPoint Energy, Inc.	8,288	126,143
NSTAR	6,150	198,091
OGE Energy Corp.	6,194	202,482
Wisconsin Energy Corp.	2,910	138,109

		848,014

Total Common Stocks (cost $24,963,626)		21,744,082

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.5%
U.S. TREASURY OBLIGATION 0.5%
U.S. Treasury Bill, 0.63%, 06/19/2008 ß ƒ	$100,000	99,914

	Shares	Value

MUTUAL FUND SHARES 4.0%
BGI Prime Money Market Fund, Premium Shares, 2.82% q ρρ	94,066	94,066
Black Rock Liquidity TempFund, Institutional Class, 2.88% q ρρ	84,074	84,074
Evergreen Institutional Money Market Fund, Class I, 2.78% q ρρ ø	632,354	632,354
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.93% q ρρ	84,622	84,622

		895,116

Total Short-Term Investments (cost $995,030)		995,030

Total Investments (cost $25,958,656) 102.2%		22,739,112
Other Assets and Liabilities (2.2%)		(482,736)

Net Assets 100.0%		$22,256,376

6

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND† SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

†

The Fund’s Board of Trustees has approved the liquidation of the Fund, which is expected to take place on or about September 26, 2008. Effective after the close of business on July 31, 2008, shares of the Fund will no longer be available for purchase by new shareholders.

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At April 30, 2008, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2008	Gain

June 2008	1 Russell 2000 Mini Futures	$69,643	$71,750	$2,107
June 2008	2 S&P MidCap 400 Futures	161,006	168,020	7,014

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $25,967,097. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,104,221 and $4,332,206, respectively, with an unrealized depreciation of $3,227,985.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 6.1%
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	39,004	$1,387,762
McDonald’s Corp.	64,967	3,870,734

		5,258,496

Leisure Equipment & Products 0.6%
Hasbro, Inc.	63,637	2,262,932

Media 2.8%
Omnicom Group, Inc.	36,632	1,748,812
Time Warner, Inc.	313,136	4,650,069
Viacom, Inc., Class B *	34,181	1,313,918
Walt Disney Co.	78,645	2,550,457

		10,263,256

Specialty Retail 0.5%
TJX Cos.	61,645	1,986,202

Textiles, Apparel & Luxury Goods 0.8%
Nike, Inc., Class B	44,436	2,968,325

CONSUMER STAPLES 9.5%
Beverages 2.1%
Coca-Cola Enterprises, Inc.	116,502	2,621,295
Molson Coors Brewing Co., Class B	61,158	3,353,905
Pepsi Bottling Group, Inc.	57,894	1,951,607

		7,926,807

Food & Staples Retailing 2.7%
CVS Caremark Corp.	39,618	1,599,379
Kroger Co.	96,882	2,640,034
Safeway, Inc.	75,845	2,396,702
Wal-Mart Stores, Inc.	59,002	3,420,936

		10,057,051

Food Products 0.7%
Bunge, Ltd.	21,160	2,414,144

Household Products 2.2%
Procter & Gamble Co.	121,332	8,135,311

Tobacco 1.8%
Altria Group, Inc.	96,905	1,938,100
Philip Morris International, Inc. *	61,212	3,123,648
Reynolds American, Inc.	26,228	1,412,378

		6,474,126

ENERGY 16.8%
Energy Equipment & Services 0.5%
National Oilwell Varco, Inc. *	27,291	1,868,069

Oil, Gas & Consumable Fuels 16.3%
Apache Corp.	27,621	3,719,996
Chevron Corp.	148,114	14,241,161
ConocoPhillips	117,235	10,099,795
Exxon Mobil Corp.	247,952	23,076,893
Marathon Oil Corp.	76,601	3,490,708
Occidental Petroleum Corp.	50,833	4,229,814
Valero Energy Corp.	27,763	1,356,222

		60,214,589

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 24.9%
Capital Markets 4.5%
Federated Investors, Inc., Class B	32,545	$1,089,607
Goldman Sachs Group, Inc.	25,785	4,934,476
Lehman Brothers Holdings, Inc.	72,106	3,189,969
Morgan Stanley	98,889	4,806,005
State Street Corp.	35,529	2,563,062

		16,583,119

Commercial Banks 4.2%
Comerica, Inc.	34,701	1,205,166
Huntington Bancshares, Inc.	68,007	638,586
PNC Financial Services Group, Inc.	35,566	2,466,502
Popular, Inc.	94,167	1,174,262
U.S. Bancorp	61,123	2,071,458
Wells Fargo & Co.	266,149	7,917,933

		15,473,907

Diversified Financial Services 6.9%
Bank of America Corp.	219,576	8,242,883
Citigroup, Inc.	277,516	7,012,830
JPMorgan Chase & Co.	215,822	10,283,918

		25,539,631

Insurance 8.2%
ACE, Ltd.	58,229	3,510,626
Allstate Corp.	90,263	4,545,645
American International Group, Inc.	94,585	4,369,827
Chubb Corp.	71,348	3,779,304
Hartford Financial Services Group, Inc.	39,935	2,846,167
MetLife, Inc.	48,343	2,941,672
PartnerRe, Ltd.	28,008	2,072,032
Reinsurance Group of America, Inc.	17,085	888,078
Travelers Companies, Inc.	103,471	5,214,938

		30,168,289

Real Estate Investment Trusts 1.1%
Hospitality Properties Trust	32,255	1,036,353
HRPT Properties Trust	158,890	1,101,108
Simon Property Group, Inc.	20,579	2,055,019

		4,192,480

HEALTH CARE 8.4%
Biotechnology 0.6%
Biogen Idec, Inc. *	32,528	1,974,124

Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	24,445	1,523,412

Health Care Providers & Services 1.3%
CIGNA Corp.	65,102	2,780,506
McKesson Corp.	18,588	968,807
UnitedHealth Group, Inc.	30,088	981,772

		4,731,085

Life Sciences Tools & Services 0.4%
Invitrogen Corp. *	16,770	1,569,169

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.7%
Eli Lilly & Co.	33,978	$1,635,701
Forest Laboratories, Inc. *	36,303	1,260,077
Johnson & Johnson	128,514	8,622,004
Pfizer, Inc.	480,617	9,665,208

		21,182,990

INDUSTRIALS 11.4%
Aerospace & Defense 3.3%
Boeing Co.	20,588	1,747,098
General Dynamics Corp.	28,182	2,548,216
L-3 Communications Holdings, Inc.	26,987	3,007,701
Lockheed Martin Corp.	12,348	1,309,382
Northrop Grumman Corp.	47,232	3,474,858

		12,087,255

Commercial Services & Supplies 0.5%
Manpower, Inc.	26,310	1,766,190

Industrial Conglomerates 3.7%
General Electric Co.	319,914	10,461,188
Tyco International, Ltd.	70,780	3,311,796

		13,772,984

Machinery 2.7%
Cummins, Inc.	43,456	2,722,518
Eaton Corp.	22,087	1,940,122
Paccar, Inc.	32,917	1,557,633
Parker Hannifin Corp.	48,782	3,895,243

		10,115,516

Road & Rail 1.2%
Norfolk Southern Corp.	47,694	2,841,609
Ryder System, Inc.	23,836	1,632,051

		4,473,660

INFORMATION TECHNOLOGY 4.2%
Computers & Peripherals 1.8%
Hewlett-Packard Co.	34,904	1,617,800
International Business Machines Corp.	25,785	3,112,250
Lexmark International, Inc., Class A *	28,054	880,615
Seagate Technology, Inc.	43,446	819,826

		6,430,491

IT Services 0.7%
Accenture, Ltd., Class A	27,524	1,033,526
Computer Sciences Corp. *	36,843	1,605,987

		2,639,513

Office Electronics 0.4%
Xerox Corp.	101,451	1,417,270

Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	46,581	1,036,893
Texas Instruments, Inc.	28,152	820,912

		1,857,805

Software 0.8%
Microsoft Corp.	32,279	920,597
Symantec Corp. *	121,766	2,096,811

		3,017,408

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 4.1%
Chemicals 2.8%
Celanese Corp., Ser. A	49,584	$2,218,884
E.I. DuPont de Nemours & Co.	67,479	3,300,398
Eastman Chemical Co.	34,424	2,530,164
Lubrizol Corp.	37,814	2,205,312

		10,254,758

Metals & Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc.	19,432	2,210,390
United States Steel Corp.	17,930	2,760,324

		4,970,714

TELECOMMUNICATION SERVICES 6.4%
Diversified Telecommunication Services 6.1%
AT&T, Inc.	356,528	13,801,199
Embarq Corp.	26,774	1,112,995
Verizon Communications, Inc.	197,011	7,580,983

		22,495,177

Wireless Telecommunication Services 0.3%
Sprint Nextel Corp.	161,144	1,287,541

UTILITIES 6.2%
Electric Utilities 2.5%
Duke Energy Corp.	174,214	3,189,858
Edison International	50,683	2,644,132
FirstEnergy Corp.	31,869	2,410,571
Pepco Holdings, Inc.	47,528	1,183,923

		9,428,484

Gas Utilities 0.6%
ONEOK, Inc.	44,557	2,144,083

Multi-Utilities 3.1%
CenterPoint Energy, Inc.	134,924	2,053,543
DTE Energy Co.	33,343	1,344,056
NiSource, Inc.	111,084	1,988,404
OGE Energy Corp.	63,085	2,062,249
Public Service Enterprise Group, Inc.	51,372	2,255,744
Xcel Energy, Inc.	77,601	1,614,101

		11,318,097

Total Common Stocks (cost $323,764,974)		362,244,460

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.0%
U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bills:
0.63%, 06/19/2008 ß ƒ	$500,000	499,571
1.20%, 07/24/2008 ß ƒ	100,000	99,720

		599,291

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø	6,694,057	$6,694,057

Total Short-Term Investments (cost $7,293,348)		7,293,348

Total Investments (cost $331,058,322) 100.0%		369,537,808
Other Assets and Liabilities 0.0%		38,984

Net Assets 100.0%		$369,576,792

*	Non-income producing security
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At April 30, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2008	Unrealized Gain

June 2008	21 S&P 500 Index	$6,887,862	$7,276,500	$388,638

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $334,306,781. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,988,351 and $20,757,324, respectively, with a net unrealized appreciation of $35,231,027.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

5

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 10.3%
Hotels, Restaurants & Leisure 2.2%
Carnival Corp. ρ	502,000	$20,165,340

Media 3.7%
Omnicom Group, Inc.	721,966	34,466,657

Multi-line Retail 1.3%
Target Corp.	232,392	12,346,987

Specialty Retail 1.3%
Home Depot, Inc.	399,600	11,508,480

Textiles, Apparel & Luxury Goods 1.8%
Timberland Co., Class A * ρ	1,134,000	16,556,400

CONSUMER STAPLES 14.1%
Beverages 3.5%
Coca-Cola Co.	160,096	9,424,851
Diageo plc	1,114,386	22,831,567

		32,256,418

Food & Staples Retailing 1.9%
Whole Foods Market, Inc. ρ	531,800	17,357,952

Food Products 3.0%
Kraft Foods, Inc., Class A	476,122	15,059,739
McCormick & Co., Inc.	323,900	12,240,181

		27,299,920

Household Products 3.5%
Clorox Co.	340,700	18,057,100
Procter & Gamble Co.	216,521	14,517,733

		32,574,833

Tobacco 2.2%
Altria Group, Inc.	232,683	4,653,660
Philip Morris International, Inc. *	311,669	15,904,469

		20,558,129

ENERGY 13.4%
Oil, Gas & Consumable Fuels 13.4%
Chevron Corp.	220,100	21,162,615
ConocoPhillips	446,926	38,502,675
Exxon Mobil Corp.	450,029	41,884,199
Occidental Petroleum Corp. ρ	265,430	22,086,430

		123,635,919

FINANCIALS 22.2%
Capital Markets 2.8%
Legg Mason, Inc. ρ	423,800	25,546,664

Commercial Banks 1.1%
Wells Fargo & Co. ρ	333,504	9,921,744

Consumer Finance 1.4%
Visa, Inc., Class A *	150,735	12,578,836

Diversified Financial Services 9.9%
Apollo Global Management, LLC, Class A +	605,421	9,081,315
Bank of America Corp.	873,185	32,779,365
Citigroup, Inc.	992,935	25,091,467
JPMorgan Chase & Co.	523,010	24,921,427

		91,873,574

1

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.9%
American International Group, Inc.	326,202	$15,070,533
Genworth Financial, Inc., Class A	50,173	1,156,989
Marsh & McLennan Cos.	903,363	24,923,785
Prudential Financial, Inc.	110,000	8,328,100
Stewart Information Services Corp. ρ	217,300	5,321,677

		54,801,084

Thrifts & Mortgage Finance 1.1%
Fannie Mae	178,900	5,062,870
Freddie Mac	191,331	4,766,055

		9,828,925

HEALTH CARE 12.8%
Biotechnology 1.9%
Amgen, Inc. *	429,800	17,995,726

Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	171,462	10,685,512
Boston Scientific Corp. *	781,300	10,414,729
Medtronic, Inc.	327,594	15,947,276

		37,047,517

Health Care Providers & Services 1.6%
WellPoint, Inc. *	292,195	14,536,701

Pharmaceuticals 5.3%
Bristol-Myers Squibb Co.	395,526	8,689,706
Novartis AG, ADR	427,800	21,531,174
Pfizer, Inc.	914,430	18,389,187

		48,610,067

INDUSTRIALS 9.6%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	115,950	12,295,338

Air Freight & Logistics 1.3%
Expeditors International of Washington, Inc. ρ	265,000	12,346,350

Commercial Services & Supplies 2.6%
Avery Dennison Corp.	201,800	9,724,742
Cintas Corp.	481,800	14,266,098

		23,990,840

Industrial Conglomerates 4.4%
General Electric Co.	1,227,169	40,128,426

INFORMATION TECHNOLOGY 9.1%
Communications Equipment 2.5%
QUALCOMM, Inc.	530,200	22,899,338

Computers & Peripherals 0.7%
Dell, Inc. *	350,000	6,520,500

IT Services 1.2%
Automatic Data Processing, Inc.	242,100	10,700,820

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	548,200	12,202,932
Texas Instruments, Inc.	367,300	10,710,468

		22,913,400

Software 2.2%
Microsoft Corp.	712,453	20,319,160

2

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
Sprint Nextel Corp. ρ	2,080,028	$16,619,424

UTILITIES 4.5%
Electric Utilities 4.5%
Entergy Corp.	107,360	12,331,370
Exelon Corp.	186,500	15,942,020
Fortum Oyj	319,800	13,575,020

		41,848,410

Total Common Stocks (cost $895,297,786)		902,049,879

	Principal Amount	Value

SHORT-TERM INVESTMENTS 6.3%
CORPORATE BONDS 1.2%
Capital Markets 0.3%
Carrera Capital Finance, LLC, FRN, SIV, 2.89%, 05/27/2008 + ρρ	$3,000,000	2,997,615

Diversified Financial Services 0.9%
Premier Asset Collateralized Entity, LLC, FRN, SIV, 2.71%, 05/15/2008 + ρρ	3,000,000	2,999,028
Sigma Finance, Inc., FRN, SIV, 2.34%, 06/16/2008 + ρρ	5,000,000	4,925,000

		7,924,028

	Shares	Value

MUTUAL FUND SHARES 5.1%
BGI Prime Money Market Fund, Premium Shares, 2.82% q ρρ	8,118,423	8,118,423
BlackRock Liquidity TempFund, Institutional Class, 2.88% q ρρ	8,119,203	8,119,203
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ	13,172,507	13,172,507
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	9,386,842	9,386,842
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.93% q ρρ	8,172,140	8,172,140

		46,969,115

Total Short-Term Investments (cost $57,969,113)		57,890,758

Total Investments (cost $953,266,899) 104.1%		959,940,637
Other Assets and Liabilities (4.1%)		(37,601,948)

Net Assets 100.0%		$922,338,689

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

3

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $953,652,307. The gross unrealized appreciation and depreciation on securities based on tax cost was $113,136,185 and $106,847,855, respectively, with a net unrealized appreciation of $6,288,330.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 8.8%
Internet & Catalog Retail 5.3%
Amazon.com, Inc. *	450,000	$35,383,500
Blue Nile, Inc. * ρ	315,076	15,649,825

		51,033,325

Media 1.6%
Omnicom Group, Inc.	334,192	15,954,326

Textiles, Apparel & Luxury Goods 1.9%
Timberland Co., Class A * ρ	1,254,476	18,315,350

CONSUMER STAPLES 13.3%
Beverages 2.7%
Diageo plc	605,131	12,397,938
Diageo plc, ADR	44,312	3,629,153
PepsiCo, Inc.	146,916	10,068,153

		26,095,244

Food & Staples Retailing 3.9%
CVS Caremark Corp.	566,741	22,879,334
Whole Foods Market, Inc. ρ	451,768	14,745,708

		37,625,042

Food Products 2.4%
Kraft Foods, Inc., Class A	335,810	10,621,670
McCormick & Co., Inc. ρ	335,790	12,689,504

		23,311,174

Household Products 2.8%
Clorox Co.	350,836	18,594,308
Procter & Gamble Co.	135,594	9,091,578

		27,685,886

Tobacco 1.5%
Philip Morris International, Inc. *	281,874	14,384,030

ENERGY 10.7%
Oil, Gas & Consumable Fuels 10.7%
Apache Corp.	146,567	19,739,644
BP plc, ADR ρ	166,701	12,134,166
Chevron Corp.	101,871	9,794,897
ConocoPhillips	205,217	17,679,444
Exxon Mobil Corp.	474,863	44,195,499

		103,543,650

FINANCIALS 20.3%
Capital Markets 5.7%
Goldman Sachs Group, Inc. ρ	103,518	19,810,240
Legg Mason, Inc.	290,895	17,535,151
State Street Corp.	131,772	9,506,032
T. Rowe Price Group, Inc. ρ	138,597	8,116,240

		54,967,663

Commercial Banks 2.6%
Wells Fargo & Co. ρ	865,379	25,745,025

Consumer Finance 2.9%
American Express Co.	217,832	10,460,292
Visa, Inc., Class A *	212,244	17,711,762

		28,172,054

Diversified Financial Services 5.6%
Apollo Global Management, LLC, Class A +	622,072	9,331,080
Citigroup, Inc. ρ	1,046,692	26,449,907
JPMorgan Chase & Co.	387,144	18,447,412

		54,228,399

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 3.5%
American International Group, Inc.	294,764	$13,618,097
Marsh & McLennan Cos.	403,265	11,126,081
Prudential Financial, Inc. ρ	119,938	9,080,506

		33,824,684

HEALTH CARE 12.0%
Biotechnology 2.8%
Amgen, Inc. *	414,639	17,360,935
Biogen Idec, Inc. *	160,938	9,767,327

		27,128,262

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	244,513	15,238,050
Medtronic, Inc.	275,143	13,393,961

		28,632,011

Pharmaceuticals 6.3%
Abbott Laboratories	215,295	11,356,811
Bristol-Myers Squibb Co.	406,307	8,926,565
Johnson & Johnson	290,004	19,456,368
Novartis AG, ADR	283,073	14,247,064
Wyeth	162,652	7,233,135

		61,219,943

INDUSTRIALS 8.0%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	132,834	14,085,717
United Technologies Corp.	99,747	7,228,665

		21,314,382

Air Freight & Logistics 1.8%
Expeditors International of Washington, Inc. ρ	141,325	6,584,332
United Parcel Service, Inc., Class B ρ	148,708	10,767,946

		17,352,278

Industrial Conglomerates 4.0%
General Electric Co.	1,190,071	38,915,322

INFORMATION TECHNOLOGY 21.6%
Communications Equipment 8.0%
Cisco Systems, Inc. * ρ	1,215,331	31,161,087
QUALCOMM, Inc.	1,086,538	46,927,576

		78,088,663

Computers & Peripherals 0.9%
Dell, Inc. *	478,967	8,923,155

Internet Software & Services 1.4%
Google, Inc., Class A *	24,126	13,855,321

IT Services 1.1%
Automatic Data Processing, Inc.	240,440	10,627,448

Semiconductors & Semiconductor Equipment 4.0%
Altera Corp.	517,069	11,003,228
Intel Corp.	775,438	17,261,250
Texas Instruments, Inc.	348,411	10,159,665

		38,424,143

Software 6.2%
FactSet Research Systems, Inc. ρ	178,963	10,743,149
Microsoft Corp.	692,325	19,745,109
Oracle Corp. *	1,398,243	29,153,366

		59,641,624

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 1.1%
Chemicals 1.1%
Air Products & Chemicals, Inc.	109,250	$10,753,478

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	299,099	11,578,122
Verizon Communications, Inc.	264,976	10,196,277

		21,774,399

UTILITIES 1.1%
Electric Utilities 1.1%
Exelon Corp.	127,937	10,936,055

Total Common Stocks (cost $805,005,917)		962,472,336

	Principal Amount	Value

SHORT-TERM INVESTMENTS 15.5%
COMMERCIAL PAPER 0.5%
Cheyne Finance, FRN, SIV, 2.48%, 05/19/2008 + ☐ • ρρ	$8,246,544	4,895,973

CORPORATE BONDS 0.5%
Diversified Financial Services 0.5%
Sigma Finance, Inc., FRN, SIV, 2.34%, 06/16/2008 + ρρ	5,000,000	4,925,000

	Shares	Value

MUTUAL FUND SHARES 14.5%
BGI Prime Money Market Fund, Premium Shares, 2.82% ρρ q	27,757,285	27,757,285
BlackRock Liquidity TempFund, Institutional Class, 2.88% ρρ q	27,759,952	27,759,952
Evergreen Institutional Money Market Fund, Class I, 2.78% ρρ q ø	45,037,472	45,037,472
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	11,780,687	11,780,687
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.97% ρρ q	27,940,948	27,940,948

		140,276,344

Total Short-Term Investments (cost $153,522,755)		150,097,317

Total Investments (cost $958,528,672) 114.6%		1,112,569,653
Other Assets and Liabilities (14.6%)		(141,558,692)

Net Assets 100.0%		$971,010,961

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $960,709,633. The gross unrealized appreciation and depreciation on securities based on tax cost was $208,335,233 and $56,475,213, respectively, with a net unrealized appreciation of $151,860,020.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 88.0%
CONSUMER DISCRETIONARY 9.8%
Hotels, Restaurants & Leisure 3.7%
Darden Restaurants, Inc.	984	$35,011
Triarc Companies, Inc., Class A	3,734	25,839

		60,850

Household Durables 1.1%
Snap-On, Inc.	300	17,793

Internet & Catalog Retail 1.3%
IAC/InterActive Corp. *	1,019	21,205

Media 0.7%
McGraw-Hill Cos.	284	11,641

Multi-line Retail 0.8%
Sears Holdings Corp. *	137	13,510

Specialty Retail 2.2%
AnnTaylor Stores Corp. *	1,430	36,179

CONSUMER STAPLES 2.7%
Food Products 2.2%
Sara Lee Corp.	2,478	35,956

Household Products 0.5%
Clorox Co.	159	8,589

ENERGY 10.3%
Energy Equipment & Services 1.2%
Atwood Oceanics, Inc. *	186	18,728

Oil, Gas & Consumable Fuels 9.1%
Cimarex Energy Co.	712	44,358
Newfield Exploration Co. *	287	17,438
Pioneer Natural Resources Co.	747	43,124
St. Mary Land & Exploration Co.	1,038	45,382

		150,302

FINANCIALS 19.2%
Capital Markets 0.4%
Allied Capital Corp.	172	3,457
American Capital Strategies, Ltd.	102	3,239

		6,696

Commercial Banks 3.7%
Cullen/Frost Bankers, Inc.	525	29,306
UnionBanCal Corp.	593	31,138

		60,444

Diversified Financial Services 0.9%
KKR Financial Holdings, LLC	1,180	14,986

Insurance 10.9%
Assured Guaranty, Ltd.	917	23,191
Brown & Brown, Inc.	1,472	28,262
Everest Re Group, Ltd.	611	55,204
Fidelity National Financial, Inc., Class A	1,048	16,758
White Mountains Insurance Group, Ltd.	119	56,656

		180,071

Real Estate Investment Trusts 0.7%
Annaly Capital Management, Inc.	710	11,900

1

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 2.3%
Brookfield Properties Corp.	861	$17,332
St. Joe Co.	489	19,887

		37,219

Thrifts & Mortgage Finance 0.3%
People’s United Financial, Inc.	287	4,870

HEALTH CARE 1.7%
Pharmaceuticals 1.7%
Endo Pharmaceuticals Holdings, Inc. *	1,103	27,388

INDUSTRIALS 12.5%
Air Freight & Logistics 2.3%
UTi Worldwide, Inc.	1,730	38,025

Commercial Services & Supplies 4.2%
Avery Dennison Corp.	627	30,215
Monster Worldwide, Inc. *	1,446	35,181
R.R. Donnelley & Sons Co.	137	4,198

		69,594

Machinery 4.0%
Dover Corp.	542	26,813
Eaton Corp.	152	13,351
Timken Co.	692	25,016

		65,180

Road & Rail 2.0%
Con-Way, Inc.	731	33,809

INFORMATION TECHNOLOGY 15.5%
Communications Equipment 0.4%
CommScope, Inc. *	134	6,372

Computers & Peripherals 4.6%
Imation Corp.	1,972	46,223
Lexmark International, Inc., Class A *	969	30,417

		76,640

Electronic Equipment & Instruments 2.7%
Ingram Micro, Inc., Class A	1,487	25,294
Vishay Intertechnology, Inc. *	2,002	18,919

		44,213

IT Services 5.2%
Broadridge Financial Solutions, Inc.	868	16,162
Computer Sciences Corp. *	560	24,411
Global Payments, Inc.	1,004	44,437

		85,010

Semiconductors & Semiconductor Equipment 1.6%
LSI Corp. *	4,287	26,579

Software 1.0%
Check Point Software Technologies, Ltd. *	680	16,062

MATERIALS 5.9%
Chemicals 1.0%
FMC Corp.	136	8,538
Valspar Corp.	401	8,814

		17,352

2

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 3.1%
Owens-Illinois, Inc. *	508	$28,016
Pactiv Corp. *	968	23,029

		51,045

Metals & Mining 1.8%
Commercial Metals Co.	930	28,960

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.8%
CenturyTel, Inc.	473	15,349
Embarq Corp.	338	14,051

		29,400

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	237	8,591

UTILITIES 8.1%
Electric Utilities 4.8%
Mirant Corp.	985	40,493
Westar Energy, Inc.	1,682	39,006

		79,499

Gas Utilities 1.4%
Atmos Energy Corp.	815	22,559

Multi-Utilities 1.9%
Ameren Corp.	712	32,296

Total Common Stocks (cost $1,434,228)		1,449,513

EXCHANGE TRADED FUND 5.7%
iShares Russell Midcap Value Index Fund (cost $95,149)	731	93,407

SHORT-TERM INVESTMENTS 11.3%
MUTUAL FUND SHARES 11.3%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø (cost $187,076)	187,076	187,076

Total Investments (cost $1,716,453) 105.0%		1,729,996
Other Assets and Liabilities (5.0%)		(82,704)

Net Assets 100.0%		$1,647,292

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,716,453. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,275 and $58,732, respectively, with a net unrealized appreciation of $13,543.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

3

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 10.6%
Auto Components 2.2%
Gentex Corp.	5,545	$103,581

Household Durables 3.8%
Newell Rubbermaid, Inc.	3,915	80,375
Snap-On, Inc.	1,675	99,344

		179,719

Leisure Equipment & Products 2.8%
Hasbro, Inc.	3,810	135,483

Specialty Retail 1.8%
Men’s Wearhouse, Inc.	3,230	86,015

CONSUMER STAPLES 3.4%
Beverages 1.7%
Pepsi Bottling Group, Inc.	2,495	84,106

Personal Products 1.7%
NBTY, Inc. *	2,825	79,524

ENERGY 12.6%
Energy Equipment & Services 8.9%
Cameron International Corp. *	2,050	100,921
Helmerich & Payne, Inc.	2,125	114,219
Noble Corp.	1,780	100,178
Parker Drilling Co. *	13,630	109,313

		424,631

Oil, Gas & Consumable Fuels 3.7%
Holly Corp.	2,000	82,960
Massey Energy Co.	1,770	92,624

		175,584

FINANCIALS 14.7%
Capital Markets 3.5%
Ameriprise Financial, Inc.	1,800	85,482
Federated Investors, Inc.	2,395	80,184

		165,666

Diversified Financial Services 1.6%
Nasdaq Stock Market, Inc. *	2,095	76,363

Insurance 5.7%
American Financial Group, Inc.	3,395	93,091
Assurant, Inc.	1,490	96,850
HCC Insurance Holdings, Inc.	3,450	85,146

		275,087

Real Estate Investment Trusts 3.9%
AMB Property Corp.	1,705	98,464
Digital Realty Trust, Inc.	2,300	89,125

		187,589

HEALTH CARE 11.8%
Health Care Providers & Services 6.1%
AmerisourceBergen Corp.	2,290	92,860
Express Scripts, Inc. *	1,385	96,978
Laboratory Corporation of America Holdings *	1,315	99,440

		289,278

1

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 3.9%
Applied Biosystems Group – Applera Corp.	2,940	$93,815
Waters Corp. *	1,540	94,649

		188,464

Pharmaceuticals 1.8%
Sciele Pharma, Inc. *	4,420	85,173

INDUSTRIALS 17.3%
Aerospace & Defense 3.9%
Goodrich Corp.	1,525	103,929
Spirit AeroSystems Holdings, Inc., Class A *	2,870	83,718

		187,647

Commercial Services & Supplies 2.0%
Brink’s Co.	1,330	96,757

Electrical Equipment 4.2%
Cooper Industries, Inc.	2,145	90,926
GrafTech International, Ltd. *	5,415	106,405

		197,331

Machinery 7.2%
Gardner Denver, Inc. *	2,880	133,776
Parker Hannifin Corp.	1,280	102,208
Terex Corp. *	1,545	107,656

		343,640

INFORMATION TECHNOLOGY 16.3%
Communications Equipment 3.4%
ADC Telecommunications, Inc. *	5,355	75,077
Harris Corp.	1,615	87,259

		162,336

Electronic Equipment & Instruments 5.4%
Amphenol Corp., Class A	2,475	114,295
Arrow Electronics, Inc. *	2,575	70,066
Avnet, Inc. *	2,800	73,332

		257,693

IT Services 1.9%
Convergys Corp. *	5,715	89,840

Semiconductors & Semiconductor Equipment 3.6%
Amkor Technology, Inc. *	11,305	107,963
International Rectifier Corp. *	2,975	67,711

		175,674

Software 2.0%
BMC Software, Inc. *	2,750	95,590

MATERIALS 6.3%
Chemicals 6.3%
Albemarle Corp.	2,335	87,352
Celanese Corp., Ser. A	2,210	98,898
FMC Corp.	1,830	114,887

		301,137

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
CenturyTel, Inc.	2,350	76,258

2

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 4.3%
Gas Utilities 2.1%
Energen Corp.	1,485	$101,336

Multi-Utilities 2.2%
MDU Resources Group, Inc.	3,695	106,675

Total Common Stocks (cost $4,903,255)		4,728,177

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø (cost $99,074)	99,074	99,074

Total Investments (cost $5,002,329) 101.0%		4,827,251
Other Assets and Liabilities (1.0%)		(45,694)

Net Assets 100.0%		$4,781,557

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $5,002,329. The gross unrealized appreciation and depreciation on securities based on tax cost was $205,948 and $381,026, respectively, with a net unrealized depreciation of $175,078.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$4,827,251
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$4,827,251

3

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 5.8%
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	1,625	$96,817

Household Durables 1.8%
Newell Rubbermaid, Inc.	4,475	91,872

Textiles, Apparel & Luxury Goods 2.1%
Nike, Inc., Class B	1,545	103,206

CONSUMER STAPLES 5.6%
Food Products 1.9%
Kellogg Co.	1,845	94,409

Household Products 3.7%
Clorox Co.	1,660	87,980
Procter & Gamble Co.	1,485	99,569

		187,549

ENERGY 10.8%
Energy Equipment & Services 2.4%
Tidewater, Inc.	1,840	120,005

Oil, Gas & Consumable Fuels 8.4%
Chevron Corp.	1,080	103,842
ConocoPhillips	1,195	102,949
Exxon Mobil Corp.	1,090	101,446
Occidental Petroleum Corp.	1,400	116,494

		424,731

FINANCIALS 16.3%
Capital Markets 4.2%
Bank of New York Mellon Corp.	2,425	105,560
Goldman Sachs Group, Inc.	540	103,340

		208,900

Diversified Financial Services 4.1%
Bank of America Corp.	2,675	100,420
JPMorgan Chase & Co.	2,200	104,830

		205,250

Insurance 8.0%
ACE, Ltd.	1,655	99,780
AON Corp.	2,335	105,986
Chubb Corp.	1,880	99,583
MetLife, Inc.	1,605	97,664

		403,013

HEALTH CARE 13.9%
Health Care Equipment & Supplies 4.2%
Baxter International, Inc.	1,705	106,256
Becton Dickinson & Co.	1,205	107,727

		213,983

Health Care Providers & Services 3.9%
Aetna, Inc.	2,220	96,792
CIGNA Corp.	2,340	99,941

		196,733

Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	4,420	97,108
Johnson & Johnson	1,470	98,622
Merck & Co., Inc.	2,475	94,149

		289,879

1

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 15.7%
Aerospace & Defense 5.9%
Lockheed Martin Corp.	900	$95,436
Precision Castparts Corp.	895	105,216
United Technologies Corp.	1,295	93,849

		294,501

Electrical Equipment 1.9%
Cooper Industries, Inc.	2,240	94,954

Industrial Conglomerates 1.7%
3M Co.	1,145	88,050

Machinery 6.2%
Danaher Corp.	1,330	103,767
Eaton Corp.	1,110	97,502
Terex Corp. *	1,565	109,049

		310,318

INFORMATION TECHNOLOGY 19.6%
Computers & Peripherals 4.2%
Hewlett-Packard Co.	2,075	96,176
International Business Machines Corp.	940	113,458

		209,634

Electronic Equipment & Instruments 1.8%
Agilent Technologies, Inc. *	3,085	93,198

Office Electronics 1.9%
Xerox Corp.	6,895	96,323

Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	5,585	104,216
Intel Corp.	4,370	97,277

		201,493

Software 7.7%
Amdocs, Ltd. *	3,285	103,083
BMC Software, Inc. *	2,775	96,459
Microsoft Corp.	3,155	89,981
Oracle Corp. *	4,680	97,578

		387,101

MATERIALS 5.9%
Chemicals 4.1%
Celanese Corp., Ser. A	2,315	103,596
Praxair, Inc.	1,130	103,181

		206,777

Containers & Packaging 1.8%
Owens-Illinois, Inc. *	1,635	90,170

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	2,675	103,549
Verizon Communications, Inc.	2,790	107,359

		210,908

UTILITIES 1.8%
Independent Power Producers & Energy Traders 1.8%
Constellation Energy Group, Inc.	1,090	92,269

Total Common Stocks (cost $5,218,543)		5,012,043

2

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø (cost $49,866)	49,866	$49,866

Total Investments (cost $5,268,409) 100.6%		5,061,909
Other Assets and Liabilities (0.6%)		(28,625)

Net Assets 100.0%		$5,033,284

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $5,268,409. The gross unrealized appreciation and depreciation on securities based on tax cost was $129,920 and $336,420, respectively, with a net unrealized depreciation of $206,500.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$5,061,909
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$5,061,909

3

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 9.8%
Distributors 2.3%
Genuine Parts Co.	2,565	$108,910

Household Durables 2.1%
Newell Rubbermaid, Inc.	4,870	99,981

Media 2.5%
Omnicom Group, Inc.	2,550	121,737

Textiles, Apparel & Luxury Goods 2.9%
Wolverine World Wide, Inc.	4,760	136,802

CONSUMER STAPLES 7.5%
Beverages 2.2%
Pepsi Bottling Group, Inc.	3,105	104,670

Food Products 2.6%
H.J. Heinz Co.	2,635	123,924

Personal Products 2.7%
NBTY, Inc. *	4,635	130,475

ENERGY 9.5%
Energy Equipment & Services 5.5%
ENSCO International, Inc.	2,190	139,569
Noble Corp.	2,205	124,097

		263,666

Oil, Gas & Consumable Fuels 4.0%
Frontier Oil Corp.	2,940	73,059
Massey Energy Co.	2,225	116,434

		189,493

FINANCIALS 14.6%
Capital Markets 4.7%
Ameriprise Financial, Inc.	2,240	106,378
TD Ameritrade Holding Corp. *	6,475	117,197

		223,575

Insurance 4.9%
AON Corp.	2,495	113,248
Assurant, Inc.	1,805	117,325

		230,573

Real Estate Investment Trusts 5.0%
Digital Realty Trust, Inc.	2,970	115,087
Potlatch Corp.	2,760	123,676

		238,763

HEALTH CARE 9.6%
Health Care Equipment & Supplies 2.3%
C.R. Bard, Inc.	1,145	107,825

Health Care Providers & Services 4.9%
CIGNA Corp.	2,515	107,415
Laboratory Corp. of America Holdings *	1,635	123,639

		231,054

Life Sciences Tools & Services 2.4%
Applera Corp.-Applied Biosystems Group	3,660	116,791

INDUSTRIALS 16.1%
Aerospace & Defense 4.7%
Precision Castparts Corp.	1,030	121,087
Spirit AeroSystems Holdings, Inc., Class A *	3,575	104,283

		225,370

1

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.9%
Manpower, Inc.	2,050	$137,616

Machinery 5.7%
Parker Hannifin Corp.	1,735	138,540
Terex Corp. *	1,920	133,785

		272,325

Trading Companies & Distributors 2.8%
W.W. Grainger, Inc.	1,510	130,932

INFORMATION TECHNOLOGY 17.2%
Communications Equipment 7.3%
ADC Telecommunications, Inc. *	6,665	93,443
CommScope, Inc. *	2,665	126,721
Harris Corp.	2,330	125,890

		346,054

Electronic Equipment & Instruments 2.2%
Mettler-Toledo International, Inc. *	1,080	102,881

Semiconductors & Semiconductor Equipment 5.2%
Intersil Corp., Class A	5,085	135,871
Lam Research Corp. *	2,755	112,514

		248,385

Software 2.5%
BMC Software, Inc. *	3,410	118,532

MATERIALS 7.6%
Chemicals 7.6%
Albemarle Corp.	2,905	108,676
Celanese Corp., Ser. A	2,750	123,063
FMC Corp.	2,030	127,443

		359,182

UTILITIES 6.8%
Electric Utilities 2.3%
PPL Corp.	2,280	109,486

Independent Power Producers & Energy Traders 2.1%
Constellation Energy Group, Inc.	1,210	102,426

Multi-Utilities 2.4%
Sempra Energy	1,995	113,057

Total Common Stocks (cost $4,893,776)		4,694,485

TOTAL SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø (cost $95,148)	95,148	95,148

Total Investments (cost $4,988,924) 100.7%		4,789,633
Other Assets and Liabilities (0.7%)		(34,620)

Net Assets 100.0%		$4,755,013

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $4,988,924. The gross unrealized appreciation and depreciation on securities based on tax cost was $124,143 and $323,434, respectively, with a net unrealized depreciation of $199,291.

2

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$4,789,633
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$4,789,633

3

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 6.7%
Media 3.1%
Time Warner, Inc.	621,000	$9,221,850
Warner Music Group Corp. ρ	177,700	1,544,213

		10,766,063

Multi-line Retail 2.0%
J.C. Penney Co., Inc.	161,000	6,842,500

Specialty Retail 1.6%
Home Depot, Inc.	201,000	5,788,800

CONSUMER STAPLES 18.4%
Beverages 2.6%
Diageo plc, ADR	112,000	9,172,800

Food & Staples Retailing 5.3%
Safeway, Inc.	287,000	9,069,200
Sysco Corp.	300,500	9,186,285

		18,255,485

Food Products 5.2%
Archer Daniels Midland Co.	230,000	10,133,800
Kellogg Co.	154,000	7,880,180

		18,013,980

Personal Products 2.6%
L’Oreal Co., ADR ρ	373,000	8,847,560

Tobacco 2.7%
UST, Inc.	179,000	9,320,530

ENERGY 6.9%
Energy Equipment & Services 3.5%
Weatherford International, Ltd. *	150,600	12,148,902

Oil, Gas & Consumable Fuels 3.4%
ConocoPhillips	138,000	11,888,700

FINANCIALS 20.4%
Capital Markets 4.3%
Charles Schwab Corp.	409,000	8,834,400
Morgan Stanley	122,000	5,929,200

		14,763,600

Commercial Banks 8.5%
East West Bancorp, Inc.	245,000	3,488,800
Mitsubishi UFJ Financial Group, Inc., ADR	616,500	6,775,335
Synovus Financial Corp. ρ	678,000	8,027,520
Wells Fargo & Co.	165,000	4,908,750
Zions Bancorp ρ	138,000	6,396,300

		29,596,705

Diversified Financial Services 2.7%
JPMorgan Chase & Co.	197,000	9,387,050

Insurance 4.9%
AFLAC, Inc.	158,000	10,533,860
American International Group, Inc.	142,000	6,560,400

		17,094,260

HEALTH CARE 9.5%
Health Care Equipment & Supplies 5.0%
Baxter International, Inc.	174,000	10,843,680
Hospira, Inc. * ρ	158,000	6,501,700

		17,345,380

Health Care Providers & Services 2.2%
Universal Health Services, Inc., Class B	122,200	7,654,608

1

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 2.3%
Eli Lilly & Co.	165,000	$7,943,100

INDUSTRIALS 9.8%
Aerospace & Defense 5.0%
Boeing Co.	110,000	9,334,600

Northrop Grumman Corp.	110,000	8,092,700

		17,427,300

Electrical Equipment 1.9%
Thomas & Betts Corp. *	174,000	6,518,040

Machinery 2.9%
Deere & Co. ρ	118,000	9,920,260

INFORMATION TECHNOLOGY 13.4%
Computers & Peripherals 6.1%
Apple, Inc. *	65,000	11,306,750
International Business Machines Corp.	82,000	9,897,400

		21,204,150

Electronic Equipment & Instruments 2.0%
Molex, Inc.	96,900	2,750,022
Molex, Inc., Class A	155,200	4,022,784

		6,772,806

Semiconductors & Semiconductor Equipment 2.2%
Texas Instruments, Inc.	261,000	7,610,760

Software 3.1%
Oracle Corp. *	517,000	10,779,450

MATERIALS 3.0%
Chemicals 3.0%
Air Products & Chemicals, Inc.	104,000	10,236,720

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	258,000	9,987,180

Wireless Telecommunication Services 2.0%
Vodafone Group plc, ADR	224,000	7,091,840

UTILITIES 2.8%
Multi-Utilities 2.8%
Dominion Resources, Inc.	221,000	9,589,190

Total Common Stocks (cost $325,033,720)		331,967,719

CONVERTIBLE PREFERRED STOCKS 0.3%
FINANCIALS 0.3%
Commercial Banks 0.3%
East West Bancorp, Inc., Ser. A, 8.00%, 12/31/2049 (cost $1,050,000)	1,050	1,151,866

SHORT-TERM INVESTMENTS 10.9%
MUTUAL FUND SHARES 10.9%
BGI Prime Money Market Fund, Premium Shares, 2.82% q ρρ	5,026,506	5,026,506
BlackRock Liquidity TempFund, Institutional Class, 2.88% q ρρ	5,006,987	5,006,987
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ	22,465,282	22,465,282
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class ,2.93% q ρρ	5,039,632	5,039,632

Total Short-Term Investments (cost $37,538,407)		37,538,407

Total Investments (cost $363,622,127) 107.0%		370,657,992
Other Assets and Liabilities (7.0%)		(24,238,783)

Net Assets 100.0%		$346,419,209

2

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $363,622,127. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,645,297 and $18,609,432, respectively, with a net unrealized appreciation of $7,035,865.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 17.4%
Automobiles 2.6%
Thor Industries, Inc. ρ	115,000	$3,486,800

Hotels, Restaurants & Leisure 2.5%
Papa John’s International, Inc. *	125,000	3,375,000

Household Durables 2.6%
Ethan Allen Interiors, Inc. ρ	125,000	3,433,750

Leisure Equipment & Products 0.3%
MarineMax, Inc. * ρ	33,800	385,320

Specialty Retail 9.4%
Charlotte Russe Holding, Inc. *	238,500	3,787,380
Group 1 Automotive, Inc. ρ	199,700	5,327,996
Men’s Wearhouse, Inc.	130,000	3,461,900

		12,577,276

CONSUMER STAPLES 2.3%
Food Products 2.3%
Reddy Ice Holdings, Inc. ρ	232,200	3,074,328

ENERGY 14.0%
Energy Equipment & Services 7.8%
Complete Production Services, Inc. *	148,200	4,002,882
Superior Energy Services, Inc. *	145,000	6,435,100

		10,437,982

Oil, Gas & Consumable Fuels 6.2%
Newfield Exploration Co. *	45,000	2,734,200
W&T Offshore, Inc. ρ	135,000	5,521,500

		8,255,700

FINANCIALS 17.7%
Commercial Banks 8.6%
American West Bancorp	170,000	620,500
Prosperity Bancshares, Inc.	200,000	6,194,000
Whitney Holding Corp. ρ	200,000	4,682,000

		11,496,500

Consumer Finance 3.2%
Cash America International, Inc.	105,000	4,282,950

Insurance 3.7%
HCC Insurance Holdings, Inc.	200,000	4,936,000

Real Estate Investment Trusts 2.2%
Ashford Hospitality Trust	500,000	2,895,000

INDUSTRIALS 20.0%
Aerospace & Defense 4.7%
Esterline Technologies Corp. *	112,000	6,233,920

Building Products 3.0%
NCI Building Systems, Inc. *	165,450	3,993,963

Electrical Equipment 2.8%
Belden, Inc.	110,000	3,711,400

Machinery 9.5%
Barnes Group, Inc. ρ	166,000	4,329,280
Commercial Vehicle Group, Inc. *	290,000	3,494,500
Kennametal, Inc.	142,000	4,937,340

		12,761,120

1

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 11.8%
Electronic Equipment & Instruments 11.8%
Arrow Electronics, Inc. *	160,000	$4,353,600
Benchmark Electronics, Inc. *	309,500	5,502,910
TTM Technologies, Inc. *	265,700	3,536,467
Vishay Intertechnology, Inc. *	250,000	2,362,500

		15,755,477

MATERIALS 12.8%
Chemicals 11.3%
Albemarle Corp.	145,000	5,424,450
Cytec Industries, Inc.	85,000	5,015,850
Scotts Miracle-Gro Co., Class A	140,000	4,639,600

		15,079,900

Containers & Packaging 1.5%
Silgan Holdings, Inc.	38,000	2,024,640

Total Common Stocks (cost $115,011,769)		128,197,026

	Principal Amount	Value

SHORT-TERM INVESTMENTS 25.8%
CORPORATE BONDS 3.0%
Consumer Finance 0.8%
Toyota Motor Credit Corp., FRN, 2.25%, 05/08/2008 ρρ	$1,000,000	999,987

Diversified Financial Services 2.2%
Bank of America Corp., FRN, 2.49%, 06/13/2008 ρρ	3,000,000	2,998,713

	Shares	Value

MUTUAL FUND SHARES 22.8%
BGI Prime Money Market Fund, Premium Shares, 2.82% ρρ q	3,997,745	3,997,745
BlackRock Liquidity TempFund, Institutional Class, 2.88% ρρ q	3,998,129	3,998,129
Evergreen Institutional Money Market Fund, Class I, 2.78% ρρ q ø	18,412,319	18,412,319
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.93% ρρ q	4,024,197	4,024,197

		30,432,390

Total Short-Term Investments (cost $34,432,390)		34,431,090

Total Investments (cost $149,444,159) 121.8%		162,628,116
Other Assets and Liabilities (21.8%)		(29,110,277)

Net Assets 100.0%		$133,517,839

ρ	All or a portion of this security is on loan.
*	Non-income producing security
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $149,444,159. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,971,002 and $14,787,045, respectively, with a net unrealized appreciation of $13,183,957.

2

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 88.5%
CONSUMER DISCRETIONARY 12.9%
Auto Components 0.6%
Modine Manufacturing Co.	335,805	$5,900,094
Superior Industries International, Inc. ρ	238,524	4,844,422

		10,744,516

Diversified Consumer Services 0.4%
Hillenbrand, Inc. *	355,815	6,774,718

Hotels, Restaurants & Leisure 3.2%
IHOP Corp. ρ	167,110	7,794,011
Ruby Tuesday, Inc. ρ	1,612,015	13,718,248
Triarc Companies, Inc., Class A ρ	1,368,483	9,469,902
Triarc Companies, Inc., Class B ρ	3,145,962	22,336,330

		53,318,491

Household Durables 2.9%
BLYTH, Inc. ρ	752,782	12,676,849
Cavco Industries, Inc. * ρ	271,157	10,824,587
Dixie Group, Inc. * +	602,447	4,699,086
Ethan Allen Interiors, Inc. ρ	449,323	12,342,903
Furniture Brands International, Inc.	158,425	2,146,659
Helen of Troy Corp. *	263,347	4,453,198

		47,143,282

Media 1.0%
A. H. Belo Corp., Ser. A	798,828	7,788,573
Journal Communications, Inc., Class A	1,522,214	8,767,953

		16,556,526

Specialty Retail 3.5%
Charming Shoppes, Inc. *	642,856	3,317,137
Children’s Place Retail Stores, Inc. * ρ	223,600	5,198,700
Christopher & Banks Corp.	585,914	6,943,081
Foot Locker, Inc.	1,158,030	14,649,079
Genesco, Inc. * ρ	447,222	9,910,440
Zale Corp. * ρ	828,781	17,172,342

		57,190,779

Textiles, Apparel & Luxury Goods 1.3%
Delta Apparel Co.	235,610	1,036,684
K-Swiss, Inc., Class A	222,262	3,256,138
Kenneth Cole Productions, Inc., Class A ρ	612,331	11,787,372
Oxford Industries, Inc.	165,000	4,585,350

		20,665,544

CONSUMER STAPLES 3.2%
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	1,376,577	30,463,649

Food Products 0.6%
American Italian Pasta Co., Class A * ρ	422,095	3,630,018
TreeHouse Foods, Inc. *	293,670	6,657,499

		10,287,517

Household Products 0.4%
WD-40 Co.	212,159	6,602,388

Personal Products 0.3%
Prestige Brands Holdings, Inc. *	543,326	4,879,067

1

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 7.5%
Energy Equipment & Services 1.2%
Atwood Oceanics, Inc. *	181,104	$18,235,362
WSP Holdings, Ltd. *	358,300	2,371,946

		20,607,308

Oil, Gas & Consumable Fuels 6.3%
BioFuel Energy Corp. * ρ	465,716	1,858,207
Forest Oil Corp. *	250,202	14,744,404
Mariner Energy, Inc. * ρ	1,451,068	39,991,434
Stone Energy Corp. * ρ	373,134	22,738,786
Whiting Petroleum Corp. * ρ	306,229	23,432,643

		102,765,474

FINANCIALS 18.7%
Capital Markets 2.0%
Apollo Investment Corp. ρ	470,340	7,610,101
Knight Capital Group, Inc., Class A * ρ	935,994	17,512,448
Kohlberg Capital Corp.	407,593	4,092,234
Westwood Holdings Group, Inc. +	94,644	3,310,647

		32,525,430

Commercial Banks 6.0%
Amcore Financial, Inc. +	620,877	7,723,710
BancorpSouth, Inc. ρ	956,253	22,978,760
Colonial BancGroup, Inc. ρ	390,036	3,174,893
First Citizens Bancshares, Inc., Class A	292,917	41,233,926
IBERIABANK Corp.	57,257	2,759,787
Renasant Corp. ρ	192,823	4,467,709
UMB Financial Corp. ρ	332,082	16,484,550

		98,823,335

Diversified Financial Services 0.4%
KKR Financial Holdings, LLC	527,765	6,702,616

Insurance 7.8%
Assured Guaranty, Ltd. ρ	805,737	20,377,089
Endurance Specialty Holdings, Ltd. ρ	880,558	32,695,118
Hilb, Rogal & Hobbs Co.	835,728	24,177,611
IPC Holdings, Ltd. ρ	849,231	24,721,114
Stewart Information Services Corp.	1,074,283	26,309,191

		128,280,123

Real Estate Investment Trusts 0.2%
Deerfield Capital Corp. ρ	1,797,536	2,516,550

Real Estate Management & Development 0.5%
Forest City Enterprises, Inc., Class A	230,941	8,530,961

Thrifts & Mortgage Finance 1.8%
BankAtlantic Bancorp, Inc., Class A	447,386	1,377,949
NewAlliance Bancshares, Inc. ρ	2,123,457	28,581,731

		29,959,680

HEALTH CARE 2.4%
Health Care Equipment & Supplies 0.8%
Edwards Lifesciences Corp. *	178,839	9,911,257
ICU Medical, Inc. *	69,100	1,735,792
Syneron Medical, Ltd. *	77,509	1,171,936

		12,818,985

2

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.8%
AMN Healthcare Services, Inc. *	548,503	$8,002,659
Cross Country Healthcare, Inc. *	385,529	4,610,927

		12,613,586

Life Sciences Tools & Services 0.4%
Cambrex Corp.	1,054,600	6,169,410

Pharmaceuticals 0.4%
Alpharma, Inc., Class A * ρ	278,247	6,847,659

INDUSTRIALS 19.9%
Aerospace & Defense 0.7%
GenCorp, Inc. * ρ	1,415,114	12,127,527

Building Products 2.1%
Apogee Enterprises, Inc.	615,113	13,723,171
Quanex Building Products Corp. ρ	1,035,388	17,601,596
Simpson Manufacturing Co. ρ	85,998	2,269,487

		33,594,254

Commercial Services & Supplies 5.0%
ACCO Brands Corp. *	455,174	6,336,022
Courier Corp.	135,766	3,195,932
Deluxe Corp.	383,542	8,154,103
Ennis, Inc.	24,997	423,449
Heidrick & Struggles International, Inc. ρ	537,984	16,101,861
Kelly Services, Inc., Class A	171,207	3,809,356
Korn/Ferry International * ρ	719,500	13,425,870
Monster Worldwide, Inc. *	196,684	4,785,322
Viad Corp.	819,316	25,775,681

		82,007,596

Electrical Equipment 2.4%
Belden, Inc.	323,876	10,927,576
Franklin Electric Co., Inc. ρ	418,435	16,201,803
Superior Essex, Inc. *	401,265	11,929,609

		39,058,988

Machinery 7.2%
Briggs & Stratton Corp. ρ	436,558	6,644,413
Crane Co.	254,355	10,413,294
EnPro Industries, Inc. * ρ	305,782	11,099,887
Gardner Denver, Inc. *	198,323	9,212,103
Kadant, Inc. * +	999,288	26,061,431
Mueller Industries, Inc.	1,664,212	53,870,542

		117,301,670

Marine 0.2%
Horizon Lines, Inc., Class A ρ	371,018	3,914,240

Road & Rail 1.9%
Arkansas Best Corp. ρ	390,985	15,436,088
Dollar Thrifty Automotive Group, Inc. * ρ	453,635	5,983,446
Werner Enterprises, Inc. ρ	504,797	9,818,301

		31,237,835

Trading Companies & Distributors 0.4%
NuCo2, Inc. * ρ	251,948	6,968,881

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 13.7%
Communications Equipment 1.4%
Avocent Corp. *	221,432	$4,320,138
Black Box Corp.	308,247	9,164,183
Foundry Networks, Inc. *	350,150	4,457,410
NETGEAR, Inc. *	362,900	5,882,609

		23,824,340

Computers & Peripherals 4.7%
Adaptec, Inc. *	3,402,894	9,494,074
Electronics for Imaging, Inc. *	670,643	9,670,672
Imation Corp.	2,040,870	47,837,993
Quantum Corp. *	3,949,940	6,912,395
Silicon Graphics, Inc. * ρ	238,639	2,577,301

		76,492,435

Electronic Equipment & Instruments 2.5%
AVX Corp.	769,995	10,140,834
Benchmark Electronics, Inc. *	151,100	2,686,558
Coherent, Inc. * ρ	219,281	6,534,574
Kemet Corp. * ρ	654,183	2,662,525
Orbotech, Ltd. *	801,194	14,060,955
Technitrol, Inc.	225,810	4,742,010

		40,827,456

Internet Software & Services 0.2%
EarthLink, Inc. *	460,448	4,203,890

IT Services 0.2%
Gevity HR, Inc.	399,565	2,725,033

Semiconductors & Semiconductor Equipment 3.3%
ANADIGICS, Inc. * ρ	211,529	2,360,664
Cabot Microelectronics Corp. * ρ	295,536	10,063,001
Cymer, Inc. *	88,070	2,288,939
DSP Group, Inc. *	734,025	9,637,748
Exar Corp. * ρ	868,069	7,317,822
Lattice Semiconductor Corp. *	2,164,863	7,338,886
SiRF Technology Holdings, Inc. * ρ	217,750	1,286,902
Standard Microsystems Corp. *	199,307	5,909,453
Teradyne, Inc. *	268,160	3,563,846
Trident Microsystems, Inc. *	479,602	2,081,473
Zoran Corp. *	195,739	2,575,925

		54,424,659

Software 1.4%
Borland Software Corp. * ρ	3,119,141	5,520,880
Corel Corp. *	786,167	8,506,327
Novell, Inc. *	1,404,859	8,822,514

		22,849,721

MATERIALS 5.4%
Chemicals 1.7%
A. Schulman, Inc.	575,978	12,210,734
American Pacific Corp. * +	360,844	6,217,342
Arch Chemicals, Inc.	299,575	10,206,520

		28,634,596

Containers & Packaging 0.9%
Owens-Illinois, Inc. *	150,234	8,285,405
Packaging Corporation of America	321,222	7,060,460

		15,345,865

4

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 2.8%
Glatfelter	587,197	$8,567,204
Neenah Paper, Inc. ρ	971,662	22,328,793
Schweitzer-Mauduit International, Inc.	642,410	14,216,533

		45,112,530

UTILITIES 4.8%
Electric Utilities 3.8%
Allete, Inc. ρ	1,005,905	42,016,652
El Paso Electric Co. *	892,612	20,146,252

		62,162,904

Gas Utilities 1.0%
Atmos Energy Corp.	581,332	16,091,270

Total Common Stocks (cost $1,564,976,773)		1,452,693,284

EXCHANGE TRADED FUNDS 4.2%
iShares Russell 2000 Index Fund ρ	298,812	21,332,189
iShares Russell 2000 Value Index Fund ρ	710,701	48,441,380

Total Exchange Traded Funds (cost $73,669,837)		69,773,569

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 30.9%
CERTIFICATE OF DEPOSIT 0.4%
Unicredito Italiano SpA, 3.14%, 05/06/2008 ρρ	$6,500,000	6,499,974

COMMERCIAL PAPER 0.5%
Cheyne Finance, LLC, FRN, SIV, 2.48%, 05/19/2008 ρρ + ☐	12,369,816	7,343,960

CORPORATE BONDS 3.9%
Consumer Finance 2.0%
Beta Finance, Inc., FRN, SIV, 2.51%, 07/18/2008 + ρρ	20,000,000	19,935,520
Toyota Motor Credit Corp., FRN, 2.25%, 05/08/2008 ρρ	5,000,000	4,999,935
White Pine Finance, LLC, FRN, SIV, 4.19%, 05/01/2008 ρρ + ☐•	10,000,000	9,000,000

		33,935,455

Diversified Financial Services 1.9%
Bank of America Corp., FRN, 2.49%, 06/13/2008 ρρ	10,000,000	9,995,710
Premier Asset Collateralized Entity, LLC, FRN, SIV, 2.71%, 05/15/2008 ρρ +	11,000,000	10,996,436
Sigma Finance, Inc., FRN, SIV, 2.34%, 06/16/2008 ρρ +	10,000,000	9,850,000

		30,842,146

	Shares	Value

MUTUAL FUND SHARES 26.1%
BGI Prime Money Market Fund, Premium Shares, 2.82% ρρ q	65,128,548	65,128,548
BlackRock Liquidity TempFund, Institutional Class, 2.88% ρρ q	65,274,818	65,274,818
Evergreen Institutional Money Market Fund, Class I, 2.78% ρρ q ø	232,168,949	232,168,949
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.97% ρρ q	65,700,412	65,700,412

		428,272,727

Total Short-Term Investments (cost $513,142,419)		506,894,262

Total Investments (cost $2,151,789,029) 123.6%		2,029,361,115
Other Assets and Liabilities (23.6%)		(387,451,442)

Net Assets 100.0%		$1,641,909,673

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note
SIV	Structured Investment Vehicle

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $2,154,266,327. The gross unrealized appreciation and depreciation on securities based on tax cost was $162,665,339 and $287,570,551, respectively, with a net unrealized depreciation of $124,905,212.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: June 30, 2008